FAIR VALUE MEASUREMENTS (Tables) - CIK000178115 Alussa Energy Acquisition Corp	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of fair value on a recurring basis

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$289,838,722	$—	$—	$289,838,722
Total fair value	$289,838,722	$—	$—	$289,838,722

Liabilities:
Public Warrants	$32,775,000	$—	$—	$32,775,000
Private Placement Warrants	—	—	28,175,000	28,175,000
Total fair value	$32,775,000	$—	$28,175,000	$60,950,000

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$289,834,441	$—	$—	$289,834,441
Total fair value	$289,834,441	$—	$—	$289,834,441

Liabilities:
Public Warrants	$17,681,250	$—	$—	$17,681,250
Private Placement Warrants	—	—	17,675,000	17,675,000
Total fair value	$17,681,250	$—	$17,675,000	$35,356,250

	December 31, 2020 (As Restated)
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$289,834,441	$—	$—	$289,834,441
Total fair value	$289,834,441	$—	$—	$289,834,441

Liabilities:
Public Warrants	$17,681,250	$—	$—	$17,681,250
Private Placement Warrants	—	—	17,675,000	17,675,000
Total fair value	$17,681,250	$—	$17,675,000	$35,356,250

	December 31, 2019 (As Restated)
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$287,830,781	$—	$—	$287,830,781
Total fair value	$287,830,781	$—	$—	$287,830,781

Liabilities:
Public Warrants	$—	$—	$18,975,000	$18,975,000
Private Placement Warrants	—	—	11,987,500	11,987,500
Total fair value	$—	$—	$30,962,500	$30,962,500

Schedule of public warrants and private plancement warrants

	November 29,	December 5,
	2019	2019
	(Initial	(Initial	December 31,	December 31,
	Measurement)	Measurement)	2019	2020
Risk-free interest rate	1.64%	1.64%	1.72%	0.43%
Term (years)	5.5	5.5	5.5	5.5
Volatility	20.0%	20.0%	20.0%	26.17%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Exercise price	$11.50	$11.50	$11.50	$11.50
Share price	$9.37(1)	$9.38(1)	$9.42(1)	$10.06

Schedule of changes in the fair value of warrant liabilities

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liabilities
Fair value as of June 13, 2019	$—	$—	$—
Fair value for warrants issued on November 29, 2019	15,875,000	10,640,000	26,515,000
Fair value for warrants issued on December 5, 2019	2,400,000	997,500	3,397,500
Change in fair value of warrant liabilities	700,000	350,000	1,050,000
Fair value as of December 31, 2019	18,975,000	11,987,500	30,962,500
Change in fair value of warrant liabilities(1)	(1,293,750)	5,687,500	4,393,750
Fair value as of December 31, 2020	$17,681,250	$17,675,000	$35,356,250